Consolidated Subsidiaries - Summary of Financial Information of Consolidated Subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		₩ 254,927,457		₩ 246,807,795
Total liabilities		205,604,513		205,444,962
Sales		96,567,586		92,578,265		₩ 87,476,410
Net profit		8,666,656		3,621,968		₩ (4,716,144)
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		76,378,365		72,508,359
Total liabilities		49,741,461		47,082,862
Sales		15,346,722		13,447,880
Net profit		1,579,701		567,267
Korea South-East Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,476,339		13,203,109
Total liabilities		6,456,780		6,447,903
Sales		6,509,651		6,527,922
Net profit		290,916		382,336
Korea Midland Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		13,811,313		14,849,596
Total liabilities		8,879,106		9,513,087
Sales		5,652,535		7,088,426
Net profit		253,721		225,196
Korea Western Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,912,790		13,309,836
Total liabilities		7,923,730		7,708,730
Sales		5,464,991		6,193,922
Net profit		140,365		361,725
Korea Southern Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,392,402		13,184,059
Total liabilities		6,686,458		7,101,465
Sales		6,100,647		6,430,487
Net profit		338,992		311,530
Korea East-West Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		11,759,627		12,287,969
Total liabilities		5,449,839		5,592,569
Sales		4,983,146		5,322,832
Net profit		433,932		467,885
KEPCO Engineering & Construction Company, Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		883,518		945,384
Total liabilities		258,552		367,910
Sales		518,768		553,363
Net profit		85,368		58,513
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,687,760		1,675,776
Total liabilities		350,731		355,479
Sales		1,545,256		1,534,269
Net profit		123,796		170,967
KEPCO Nuclear Fuel Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,077,308		1,060,367
Total liabilities		558,433		562,604
Sales		488,251		397,595
Net profit		50,601		48,061
KEPCO KDN Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		721,868		846,361
Total liabilities		178,913		222,119
Sales		773,511		781,646
Net profit		54,656		215,791
KEPCO International HongKong Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		143,964		149,757
Total liabilities		0		1,611
Sales		0		0
Net profit		6,256		7,596
KEPCO International Philippines Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		13,382		13,720
Total liabilities		1		78
Sales		0		0
Net profit		64		40,427
KEPCO Gansu International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8,347		8,233
Total liabilities		1,046		693
Sales		0		0
Net profit		(58)		(5)
KEPCO Philippines Holdings Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		224,385		202,810
Total liabilities		321		173
Sales		0		0
Net profit		63,550		49,999
KEPCO Philippines Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,987		2,990
Total liabilities		4		4
Sales		0		0
Net profit		120		120
KEPCO Ilijan Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		30,998		58,752
Total liabilities		201		615
Sales		0		0
Net profit		(2,228)		4,549
KEPCO Neimenggu International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		220,764		323,519
Total liabilities		119		4,839
Sales		0		0
Net profit		(266)		10,891
KEPCO Shanxi International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		779,800		811,971
Total liabilities		350,253		366,377
Sales		0		0
Net profit		(5,502)		13,677
KOMIPO Global Pte Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		393,031		454,052
Total liabilities		3,992		2,716
Sales		0		0
Net profit		9,259		15,618
KEPCO Netherlands B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		143,789		155,632
Total liabilities		57		109
Sales		0		0
Net profit		2,936		4,237
KEPCO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		389		226
Total liabilities		174		0
Sales		0		0
Net profit		(22)		(4,017)
KOSEP Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		57,023		55,461
Total liabilities		1,117		7,847
Sales		19,672		31,935
Net profit		7,192		10,139
KOMIPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		58,960		94,760
Total liabilities		5,264		3,214
Sales		25,387		31,935
Net profit		9,358		6,253
KOWEPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		100,454		93,353
Total liabilities		38		2,736
Sales		17,109		31,935
Net profit		4,864		4,978
KOSPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		42,150		39,606
Total liabilities		5,311		3,221
Sales		17,109		31,935
Net profit		3,666		8,768
KEPCO Middle East Holding Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		138,608		136,740
Total liabilities		138,829		129,721
Sales		0		0
Net profit		(7,010)		(7,668)
Qatrana Electric Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		528,581		554,387
Total liabilities		170,136		207,773
Sales		30,432		28,465
Net profit		22,596		24,062
KHNP Canada Energy Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		247,213		180,220
Total liabilities		24,175		20,431
Sales		0		0
Net profit		316		506
KEPCO Bylong Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		47,486		45,420
Total liabilities		562,939		552,861
Sales		0		0
Net profit		17,442		(69,620)
Korea Waterbury Uranium Limited Partnership
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		25,002		20,773
Total liabilities		64		62
Sales		0		0
Net profit		(122)		(142)
KEPCO Holdings de Mexico
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,366		670
Total liabilities		3,986		3,025
Sales		0		0
Net profit		154		(1,032)
KST Electric Power Company, S.A.P.I. de C.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		629,930		654,086
Total liabilities		498,093		532,766
Sales		91,552		67,656
Net profit		16,287		24,713
KEPCO Energy Service Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		4,733		2,257
Total liabilities		3,683		1,198
Sales		15,711		9,361
Net profit		328		146
KEPCO Netherlands S3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		77,919		81,554
Total liabilities		18,595		19,084
Sales		0		0
Net profit		1,706		978
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		17,032		18,014
Total liabilities		3,540		3,684
Sales		21,982		21,567
Net profit		1,074		969
PT. Cirebon Power Service
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,724		3,004
Total liabilities		980		823
Sales		10,612		10,515
Net profit		674		586
KOWEPO International Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		0		0
Total liabilities		11		11
Sales		0		0
Net profit		0		0
KOSPO Jordan LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		43,705		36,620
Total liabilities		26,213		22,271
Sales		14,446		17,477
Net profit		3,446		4,312
EWP America Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		60,246	[1]	49,381	[2]
Total liabilities		2,993	[1]	3,120	[2]
Sales		25,064	[1]	14,888	[2]
Net profit		11,990	[1]	332	[2]
KNF Canada Energy Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,445		2,337
Total liabilities		32		30
Sales		0		0
Net profit		(70)		(67)
EWP Barbados 1 SRL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		479,658		469,387
Total liabilities		777		1,463
Sales		0		0
Net profit		17,314		28,937
Gyeonggi Green Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		236,006		160,060
Total liabilities		306,417		226,650
Sales		71,149		60,769
Net profit		(3,822)		(31,941)
PT. Tanggamus Electric Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		213,263		232,963
Total liabilities		129,988		155,119
Sales		3,876		6,136
Net profit		7,737		4,216
Gyeongju Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		84,225		87,987
Total liabilities		33,877		41,547
Sales		16,636		18,550
Net profit		3,889		5,817
KOMIPO America Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	[3]	594,895		633,218
Total liabilities	[3]	286,998		328,237
Sales	[3]	25,586		18,806
Net profit	[3]	14,841		9,662
PT. EWP Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		103,086		101,015
Total liabilities		48		84
Sales		0		0
Net profit		7,007		6,115
KEPCO Netherlands J3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		173,301		174,130
Total liabilities		19,880		15,748
Sales		0		0
Net profit		(1,183)		7,378
Korea Offshore Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		342,516		336,687
Total liabilities		129,083		131,463
Sales		43,562		41,489
Net profit		8,209		14,607
Global One Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,755,583		150
Total liabilities		99		64
Sales		0		0
Net profit		(261)		(130)
Global Energy Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		398		363
Total liabilities		99		69
Sales		0		0
Net profit		(184)		(131)
Mira Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		404,476		443,556
Total liabilities		262,983		332,629
Sales		2,651		4,213
Net profit		33,464		11,499
KOSEP Material Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		7,596		6,111
Total liabilities		555		539
Sales		5,453		5,016
Net profit		1,583		1,108
Commerce and Industry Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets				65,954
Total liabilities				25,841
Sales				35,054
Net profit				(3,638)
KEPCO KPS Philippines Corp.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		7,853		6,403
Total liabilities		1,326		594
Sales		8,123		7,372
Net profit		967		422
KOSPO Chile SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		191,746		186,200
Total liabilities		86,580		83,705
Sales		0		0
Net profit		5,074		(1,185)
Hee Mang Sunlight Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,882		5,875
Total liabilities		2,323		2,355
Sales		559		567
Net profit		39		46
Fujeij Wind Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		232,988		245,967
Total liabilities		146,500		171,610
Sales		0		0
Net profit		15,343		14,962
KOSPO Youngnam Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		330,664		371,946
Total liabilities		220,060		257,626
Sales		315,616		412,037
Net profit		3,322		10,275
Chitose Solar Power Plant LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		84,332		93,435
Total liabilities		77,481		78,709
Sales		15,122		14,453
Net profit		2,674		2,553
KEPCO Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		243,087		240,555
Total liabilities		28,763		29,240
Sales		23,412		20,788
Net profit		7,023		6,210
KOSPO Power Services Ltda.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,674		8,118
Total liabilities		10,361		6,363
Sales		16,919		17,005
Net profit		403		1,924
Energy New Industry Specialized Investment Private Investment Trust
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	[4]	543,694		483,585
Total liabilities	[4]	5,879		3,358
Sales	[4]	0		0
Net profit	[4]	49,341		22,608
KOEN Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		17		15
Total liabilities		201		165
Sales		0		0
Net profit		(18)		(12)
KOMIPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		18		15
Total liabilities		197		172
Sales		0		0
Net profit		(8)		(17)
KOWEPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		18		15
Total liabilities		203		168
Sales		0		0
Net profit		(24)		(17)
KOSPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		193		202
Total liabilities		453		425
Sales		0		0
Net profit		(24)		(57)
EWP Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		18		15
Total liabilities		21		13
Sales		0		0
Net profit		(4)		2
KOWEPO Lao International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		21,202		17,335
Total liabilities		1,085		2,247
Sales		12,712		11,891
Net profit		5,021		4,823
KEPCO Mangilao Holdings LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		97,123		99,669
Total liabilities		49,828		52,732
Sales		844		810
Net profit		1,764		(7,804)
Mangilao Investment LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		208,610		224,646
Total liabilities		19,622		18
Sales		0		0
Net profit		(19,432)		0
KEPCO Mangilao Solar, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		213,916		226,509
Total liabilities		741		247
Sales		17,346		16,907
Net profit		2,961		3,634
Jeju Hanlim Offshore Wind Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		633,525		590,613
Total liabilities		555,268		524,640
Sales		80,467		10,872
Net profit		12,289		(5,067)
PT. Siborpa Eco Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		17,564		13,877
Total liabilities		4,083		3
Sales		0		0
Net profit		(62)		(38)
PT. Korea Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8,462		9,146
Total liabilities		5,142		5,524
Sales		8,227		4,550
Net profit		760		1,171
KOLAT SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		53,759		49,452
Total liabilities		377		406
Sales		2,963		2,880
Net profit		1,061		1,090
KEPCO California, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		50,809		52,627
Total liabilities		7,248		7,464
Sales		672		645
Net profit		(518)		(507)
KEPCO Mojave Holdings, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		95,077		101,912
Total liabilities		88,595		90,646
Sales		0		0
Net profit		(4,491)		(3,950)
Incheon Fuel Cell Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		212,662		249,022
Total liabilities		217,098		233,049
Sales		75,963		91,097
Net profit		(20,384)		(5,805)
KOEN Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8,055		10,072
Total liabilities		4,959		7,186
Sales		41,138		39,482
Net profit		171		323
KOMIPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		11,114		8,123
Total liabilities		6,010		4,728
Sales		40,652		38,415
Net profit		1,560		657
KOWEPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		10,223		8,422
Total liabilities		6,762		6,678
Sales		44,485		40,875
Net profit		271		314
KOSPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		7,875		7,199
Total liabilities		4,718		4,593
Sales		34,049		32,422
Net profit		593		949
EWP Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		7,234		5,291
Total liabilities		4,462		3,851
Sales		29,819		27,101
Net profit		1,296		27
PT. KOMIPO Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,855		5,177
Total liabilities		1,616		1,273
Sales		5,425		6,433
Net profit		1,421		874
KNF Partners Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,222		2,875
Total liabilities		1,220		1,182
Sales		7,416		6,700
Net profit		429		286
KOSPO USA Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		853,452		725,984
Total liabilities		509		321
Sales		0		0
Net profit		(5,976)		(6,099)
KOSPO Niles LLC (formerly, Nambu USA LLC)
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		353,430		326,651
Total liabilities		1,077		51
Sales		532		0
Net profit		33,255		9,947
Tamra Offshore Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		102,795		112,747
Total liabilities		64,577		74,809
Sales		16,720		19,937
Net profit		281		1,551
KEPCO MCS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		63,700		94,305
Total liabilities		54,752		67,881
Sales		280,479		292,011
Net profit		(19,492)		(9,033)
KEPCO FMS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		23,883		16,330
Total liabilities		21,889		18,815
Sales		117,234		108,560
Net profit		220		1,126
Firstkeepers Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		27,337		24,800
Total liabilities		14,052		13,930
Sales		102,366		95,836
Net profit		4,563		4,546
Secutec Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		18,000		17,416
Total liabilities		12,273		11,980
Sales		81,175		78,011
Net profit		431		1,968
SE Green Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		120,726		126,012
Total liabilities		92,633		93,330
Sales		38,335		41,251
Net profit		(407)		178
Mangilao Intermediate Holdings LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		212,243		230,079
Total liabilities		119,591		126,833
Sales		0		0
Net profit		(8,057)		(1,277)
KEPCO CSC Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		20,227		17,430
Total liabilities		12,573		11,516
Sales		50,773		49,443
Net profit		2,084		2,944
KOAK Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		16,089		16,961
Total liabilities		126		322
Sales		0		0
Net profit		(170)		(75)
KOMIPO Europe B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		91,488		84,899
Total liabilities		89		123
Sales		1,214		890
Net profit		(3,124)		(6,403)
Haenanum Energy Fund
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		7,416		7,415
Total liabilities		3		3
Sales		951		493
Net profit		902		445
Paju Ecoenergy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		60,776		61,836
Total liabilities		2,791		2,635
Sales		16,199		16,306
Net profit		1,477		697
Guam Ukudu Power LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		922,687		940,137
Total liabilities		793,769		960,812
Sales		31,801		112,782
Net profit		(34,266)		(39,280)
K-SOLAR SHINAN Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		265,222		279,204
Total liabilities		248,630		263,030
Sales		33,441		34,148
Net profit		746		907
KPS Partners Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		4,300		4,264
Total liabilities		2,422		2,298
Sales		14,787		14,053
Net profit		238		487
KEPCO E&C Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		10,278		8,437
Total liabilities		2,208		1,738
Sales		16,789		16,861
Net profit		1,321		1,578
Moha Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		25,401		25,946
Total liabilities		26,861		28,391
Sales		0		0
Net profit		985		(273)
Ogiri Solar Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,052		1,077
Total liabilities		21		21
Sales		0		77
Net profit		(22)		55
KHNP USA LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		59,782		2,170
Total liabilities		391		400
Sales		1,244		1,196
Net profit		157		186
KOMIPO Vanphong Power Service LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		35,596		39,147
Total liabilities		5,201		3,592
Sales		30,289		26,235
Net profit		7,091		9,951
Energy Innovation Fund I
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		43,596		40,554
Total liabilities		1,194		894
Sales		0		0
Net profit		(790)		(899)
KHNP Chile SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		4,650		6,081
Total liabilities		3,433		4,818
Sales		0		0
Net profit		(48)		(60)
Yeong Yang Apollon Photovoltaic Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,379		1,422
Total liabilities		1,237		1,324
Sales		208		194
Net profit		44		(4)
Yeong Yang Corporation Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,356		1,403
Total liabilities		1,227		1,314
Sales		204		190
Net profit		40		(12)
SolarVader Co., Ltd
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,368		1,413
Total liabilities		1,230		1,317
Sales		206		195
Net profit		42		(12)
Yeong Yang Innovation Co., Ltd
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,356		1,407
Total liabilities		1,227		1,314
Sales		200		188
Net profit		36		1
Yeong Yang Horus Photovoltaic Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,337		1,395
Total liabilities		1,228		1,314
Sales		192		184
Net profit		28		(3)
Yeong Yang Solar Management Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,376		1,415
Total liabilities		1,230		1,318
Sales		213		198
Net profit		49		(23)
LSG Hydro Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		350		629
Total liabilities		4		12
Sales		0		0
Net profit		(250)		(187)
KOEN Bio Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,371		1,179
Total liabilities		925		683
Sales		1,872		1,570
Net profit		(35)		90
KOMIPO Iberian Solar Group, S.L.U.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		76,791		76,858
Total liabilities		74,519		69,709
Sales		0		0
Net profit		(6,552)		(3,786)
Jeongam Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		68,826		70,772
Total liabilities		59,308		60,170
Sales		8,189		7,094
Net profit		(1,084)		(2,113)
KOWEPO Europe B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		51		35
Total liabilities		4,036		3,511
Sales		0		0
Net profit		(145)		(181)
Yeongdeok Sunrise Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		109,860		112,863
Total liabilities		84,334		87,437
Sales		11,908		7,717
Net profit		(617)		3,555
KA Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,373		6,620
Total liabilities		3,258		3,375
Sales		0		0
Net profit		(31)		(207)
Western Power Changgi Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		38,918		43,393
Total liabilities		32,572		36,938
Sales		6,485		6,461
Net profit		(109)		321
EWP Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		54,134		67,756
Total liabilities		461		358
Sales		0		0
Net profit		(16,420)		12,457
Columboola Solar Farm Hold Co Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	[5]	348,779		342,603
Total liabilities	[5]	247,899		222,480
Sales	[5]	12,210		8,349
Net profit	[5]	(22,288)		20,622
Digital Innovation Growth Fund
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		9,506		11,989
Total liabilities		215		172
Sales		0		0
Net profit		1,650		1,745
J Wind First, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets				54,456
Total liabilities				54,456
Sales				2,992
Net profit				0
KEPCO Holding Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		201,433		3,727
Total liabilities		197,847		0
Sales		0		0
Net profit		(56)		(35)
KEPCO for Maintenance Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		4,522		12,192
Total liabilities		1,307		10,078
Sales		8,920		2,726
Net profit		3,889		1,838
KOSPO Trumbull LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		466,732		336,425
Total liabilities		0		0
Sales		0		0
Net profit		359		0
Changjuk Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		25,394		25,434
Total liabilities		2,618		2,815
Sales		6,921		5,983
Net profit		657		686
Chile Solar JV SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		91,608		96,796
Total liabilities		73,301		81,288
Sales		8,079		9,862
Net profit		2,419		(5,411)
KEPCO KPS South Africa Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		18,991		10,784
Total liabilities		10,106		4,688
Sales		30,900		19,713
Net profit		1,979		266
KOWEPO Holding Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		21,077		9,108
Total liabilities		1,072		888
Sales		0		0
Net profit		11,875		7,679
KEPCO ES Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		336,045		318,648
Total liabilities		23,142		6,087
Sales		9,516		6,384
Net profit		6,320		8,758
KOSPO Rutile, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		50,508		147
Total liabilities		112		0
Sales		373		0
Net profit		557		0
Sprott Chile Solar I SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets				8,682
Total liabilities				27
Sales				0
Net profit				₩ 1
KEPCO Yona America LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		0
Total liabilities		0
Sales		0
Net profit		0
KEPCO SADAWI FZCO
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		389
Total liabilities		0
Sales		0
Net profit		(83)
EWP Yona America LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		0
Total liabilities		0
Sales		0
Net profit		0
KOMIPO Middle East Energy L.L.C-FZ
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,327
Total liabilities		380
Sales		0
Net profit		(7)
Nuclear Energy Industry Growth Fund II
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		7,004
Total liabilities		7
Sales		0
Net profit		₩ (3)

[1]	Financial information of EWP America Inc. includes that of 4 other subsidiaries, EWP Renewable Corporation, California Power Holdings LLC, EWP ESS Holdings, LLC, and Fairhaven ESS LLC.
[2]	Financial information of EWP America Inc. includes that of 4 other subsidiaries, EWP Renewable Corporation, and California Power Holdings LLC, EWP ESS Holdings, LLC, and Fairhaven ESS LLC.
[3]	Financial information of KOMIPO America Inc. includes that of 17 other subsidiaries including Elara Equity Holdings, LLC and CVS Equity Holdings, LLC.
[4]	Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of 6 other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1, Songhyun e-New Industry Fund, BSK E-New Industry Fund X, UI Carbon-Neutrality Fund, and Magna Energy New Industrial Fund.
[5]	Financial information of Columboola Solar Farm Hold Co Pty., Ltd. includes that of 3 other subsidiaries including Columboola Solar Farm Nominees Pty., Ltd.